Accounts payable for business combination (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable for business combination
Schedule of accounts payable for business combination
December 31, 2021
Remaining acquisition cost	48,817
Retained amount	30,000
Other	6,909
Total	85,726
Current	48,923
Non-current	36,803
Total	85,726

Schedule of the movement of the accounts payable for business combination

The table below shows the movement of the accounts payable for business combination:

	2021
	Balance as of August 10, 2021 (Note 2)	Monetary adjustment	Payment	Balance as of December 31, 2021
Accounts payable for business combination (note 9)	133,573	3,091	(50,938)	85,726